UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23323

Procure ETF Trust II.
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
(Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Annual Report

October 31, 2019

Procure Space ETF
Ticker: UFO

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Procure Space ETF

TABLE OF CONTENTS
October 31, 2019

Procure Space ETF

A LETTER FROM THE CEO (Unaudited)

Dear Shareholders,

As the Procure Space ETF (ticker: UFO) closes out its inaugural fiscal year, I look back with extreme gratitude and look forward with great excitement. In less than one year of trading, UFO has accomplished many significant milestones. Without the support of our numerous partners/service providers and YOU, our valued shareholders, none of this would have been possible.

UFO may be a funny ticker, but we mean serious business. Having launched the world’s first pure-play global space ETF, we are honored to provide the marketplace with a fund that represents an industry that is essential to our everyday lives. It has always been my belief that an index is the lifeblood of any passively managed thematic ETF. Understanding our responsibility and role in this industry, we find ourselves privileged to have licensed the S-Network Space Index1, a collaboration between S-Network Global Indexes and Space Investing Services. Additionally, we are extremely proud that the index received the Space Foundation’s designation as its first ever “Certified Space Data Product”.

Fifty years ago, the world celebrated as the USA landed the first humans on the Moon. Fifty years later, ProcureAM celebrated the launch of the Procure Space ETF. I find it fitting that our first product focuses on the space industry; an industry which celebrates and challenges our planet’s greatest minds to strive for unprecedented achievements. With wide ranges of forecasted growth, the space industry represents uncharted innovation development and investment possibilities in travel, technology, communications, defense, mining, manufacturing and beyond. Similarly, we hope to create new and innovative opportunities for investors in the future.

To our shareholders and the advisor community, I would like to thank you for being first-movers and for your belief in our company and ETF. In this age of behemoth issuers and uneven playing fields, your support is essential to our success. We hope to make you proud as we grow and strive to provide you with more groundbreaking products for years to come. To the investors that have not yet invested, we hope you give UFO significant consideration and we would be pleased to answer any questions you may have.

Sincerely,

Andrew Chanin
Chief Executive Officer

ProcureAM, LLC

The S-Network Space Index is a modified capitalization weighted, free float and space revenue percent- adjusted equity index designed to serve as an equity benchmark for a globally traded portfolio of companies that are engaged in space-related business. It is not possible to invest in an index.

Procure Space ETF

Investing involves risk. Principal loss is possible. The Fund is also subject to the following risks: Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies. The exploration of space by private industry and the harvesting of space assets is a business based in future and is witnessing new entrants into the market. Investments in the Fund will be riskier than traditional investments in established industry sectors. The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks that could limit their ability to utilize the satellites needed to deliver services to customers. Investing in foreign securities are volatile, harder to price, and less liquid than U.S. securities. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. The Fund is not actively managed so it would not take defensive positions in declining markets unless such positions are reflected in the underlying index. Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. It is not possible to invest in an index.

The Fund is distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

Procure Space ETF

Cumulative Returns	Since Inception	Value of $10,000
Period Ended October 31, 2019	(4/10/19)	(10/31/19)
Procure Space ETF (NAV)	3.91%	$10,391
Procure Space ETF (Market)	4.10%	10,410
S-Network Space Index	4.86%	10,486
S&P 500 Index	6.28%	10,628

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

Procure Space ETF

Top Ten Holdings as of October 31, 2019* (Unaudited)
	Security	% of Total Investments
1	SES SA	5.96%
2	Intelsat SA	5.50%
3	Garmin Ltd.	5.43%
4	Sirius XM Holdings, Inc.	5.16%
5	Trimble, Inc.	5.08%
6	Sky Perfect JSAT Holdings, Inc.	5.07%
7	Loral Space & Communications, Inc.	4.96%
8	Eutelsat Communications SA	4.95%
9	EchoStar Corp. – Class A	4.85%
10	Inmarsat PLC	4.84%

	Top Ten Holdings = 51.80% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

Procure Space ETF
Expense Example
For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of Procure Space ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Procure Space ETF
	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period^	Annualized Expense Ratio During the Period May 1, 2019 to October 31, 2019
Actual	$1,000.00	$1,001.10	$3.78	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.42	$3.82	0.75%

^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the period from May 1, 2019 to October 31, 2019).

Procure Space ETF

Portfolio Composition as of October 31, 2019 (Unaudited)

As a Percentage of Total Investments

Procure Space ETF

Schedule of Investments
October 31, 2019

	Shares	Value

COMMON STOCKS - 99.8%
France - 5.2%
Aerospace & Defense - 0.3%
Thales SA	380	$37,154
Media - 4.9% (c)
Eutelsat Communications SA	32,110	608,999
Total France		646,153

Italy - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	1,235	14,343

Japan - 5.1%
Media - 5.1% (c)
Sky Perfect JSAT Holdings, Inc.	150,100	623,421

Luxembourg - 11.4%
Diversified Telecommunication Services - 5.5%
Intelsat SA (a)	26,638	676,339
Media - 5.9% (c)
SES SA	37,829	733,081
Total Luxembourg		1,409,420

Netherlands - 1.6%
Aerospace & Defense - 1.6%
Airbus SE	1,330	190,551

Switzerland - 5.4%
Household Durables - 5.4%
Garmin, Ltd.	7,125	667,969

United Kingdom - 4.8%
Diversified Telecommunication Services - 4.8%
Inmarsat PLC	83,676	595,737

United States - 66.2%
Aerospace & Defense - 18.0%
Aerojet Rocketdyne Holdings, Inc. (a)	1,007	43,533
Boeing Co.	817	277,707
L3Harris Technologies, Inc.	1,444	297,912
Lockheed Martin Corp.	798	300,591
Maxar Technologies, Inc.	63,289	537,861
Northrop Grumman Corp.	836	294,673
Raytheon Co.	1,102	233,855
Virgin Galactic Holdings, Inc. (a)	24,377	229,388
Total Aerospace & Defense		2,215,520

The accompanying notes are an integral part of these financial statements.

Procure Space ETF
Schedule of Investments
October 31, 2019 (Continued)

	Shares	Value
Communications Equipment - 9.1%
EchoStar Corp. - Class A (a)	15,295	$596,505
ViaSat, Inc. (a)	7,562	520,568
Total Communications Equipment		1,117,073
Containers & Packaging - 0.6%
Ball Corp.	988	69,130
Diversified Telecommunication Services - 14.5%
AT&T, Inc.	7,942	305,688
Globalstar, Inc. (a)	1,264,317	482,969
Iridium Communications, Inc. (a)	22,743	556,521
ORBCOMM, Inc. (a)	109,896	440,683
Total Diversified Telecommunication Services		1,785,861
Electronic Equipment, Instruments & Components - 5.1%
Trimble, Inc. (a)	15,694	625,249
Entertainment - 0.7%
Global Eagle Entertainment, Inc. (a)	144,305	91,056
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	722	124,711
Media - 17.2% (c)
Comcast Corp. - Class A	6,498	291,240
DISH Network Corp. - Class A (a)	16,986	583,979
Loral Space & Communications, Inc. (a)	15,276	610,887
Sirius XM Holdings, Inc.	94,582	635,591
Total Media		2,121,697
Total United States		8,150,297
TOTAL COMMON STOCKS (Cost $11,885,783)		12,297,891

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligation Fund - Class X, 1.74% (b)	9,356	9,356
TOTAL SHORT-TERM INVESTMENTS (Cost $9,356)		9,356

Total Investments (Cost $11,895,139) - 99.9%		12,307,247
Other Assets in Excess of Liabilities - 0.1%		8,220
TOTAL NET ASSETS - 100.0%		$12,315,467

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on October 31, 2019.
(c)	Date as of October 31, 2019, the Fund had a significant portion of its assets invested in the Media industry.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2019

Procure Space ETF
ASSETS
Investments in securities, at value*	$12,307,247
Receivables:
Dividends and interest receivable	16,864
Receivable for investments sold	268,729
Expense reimbursement by the adviser	13,723
Total Assets	12,606,563

LIABILITIES
Payables:
Payable for investments purchased	269,612
Payable for Trustee fees	9,723
Payable for Chief Compliance Officer fees	4,000
Management fees payable	7,761
Total Liabilities	291,096
Net Assets	$12,315,467

NET ASSETS CONSIST OF:
Paid-in Capital	$12,277,874
Total Distibutable Earnings	37,593
Net Assets	$12,315,467

Shares Outstanding^	475,000
Net Asset Value, Offering and Redemption Price per Share	$25.93

*Identified Cost:
Investments in securities	$11,895,139

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF OPERATIONS
For the period ended October 31, 2019 *

Procure Space ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholdings tax of $2,452)	$51,902
Interest	242
Total Investment Income	52,144
Expenses:
Management fees	38,038
Chief Compliance Officer fees	26,800
Trustee fees	21,797
Total expenses before reimbursement	86,635
Expense reimbursement by adviser	(48,597)
Net Expenses	38,038
Net Investment Income	14,106

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(374,373)
Foreign currency and foreign currency translation	(662)
Net Realized Gain (Loss) on Investments and Foreign Currency	(375,035)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	412,108
Foreign currency and foreign currency translation	520
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	412,628
Net Realized and Unrealized Gain (Loss) on Investments	37,593
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,699

*
The Fund commenced operations on April 10, 2019. The information presented is for the period from April 10, 2019 through October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 20191
OPERATIONS
Net investment income	$14,106
Net realized gain (loss) on investments and foreign currency	(375,035)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	412,628
Net increase (decrease) in net assets resulting from operations	51,699
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(14,106)
Return of capital	(6,644)
Total distributions to shareholders	(20,750)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	12,284,518
Net increase (decrease) in net assets	12,315,467
NET ASSETS
Beginning of Period	-
End of Period	$12,315,467

Summary of share transactions is as follows:

	Period Ended October 31, 20191
	Shares	Amount
Shares Sold	475,000	$12,284,518
Shares Redeemed	-	-
	475,000	$12,284,518

1
Fund commenced operations on April 10, 2019. The information presented is for the period from April 10, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

Financial Highlights
For a capital share outstanding throughout the period

Period Ended October 31, 20191

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss) 2	0.04
Net realized and unrealized gain(loss) on investments	0.94
Total from investment operations	0.986
Less Distributions:
Distributions from net investment income	(0.03)
Distributions from return of capital	(0.02)
Total distributions	(0.05)
Capital Share Transactions:
Net asset value, end of period	25.93
Total Return	3.91%3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$12,315
Ratio of expenses to Average Net Assets:
Before waivers and reimbursements of expenses	1.71%4
After waivers and reimbursements of expenses	0.75%4
Net Investment Income to Average Net Assets	0.28%4
Portfolio Turnover Rate5	17%4

1
Commencement of operations on April 10, 2019.
2
Calculated based on average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Excludes the impact of in-kind transactions.
6
Net realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019

NOTE 1 – ORGANIZATION

Procure Space ETF (the “Fund”) is a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). The Fund commenced operations on April 10, 2019.

The Fund currently offers one class of Shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Fund. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Fund Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Fund's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Fund Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund Securities to the account of the Fund or on their order. Such variable charges, if any, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2019, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of October 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,297,891	$—	$—	$12,297,891
Short Term Investments	9,356	—	—	9,356
Total Investments in Securities	$12,307,247	$—	$—	$12,307,247

^ See Schedule of Investments for classifications by country and industry.

During the period ended October 31, 2019, the Fund did not hold any Level 3 securities.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of October 31, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The Fund’s Shares will not be priced on the days on which the NYSE is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – PRINCIPAL RISKS

Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Equity Securities Risk - The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk - The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk - A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

Issuer-Specific Changes Risk - The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Liquidity Risk - The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk - Shares are listed for trading on the NYSE Arca (the “Exchange” or “NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The investment advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

New Fund Risk - The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Satellite Companies Concentration Risk - The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

Small and Mid-Capitalization Securities Risk - The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small-and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Space Industry Risk - The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and ProcureAM, LLC (the “Advisor”), the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. Certain officers and an Interesed Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.

Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, a an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s distributor pursuant to a distribution agreement.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

The Fund pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. The Fund paid Vigilant Compliance, LLC ("Vigilant") $2,800 per month for Chief Compliance Officer ("CCO") services rendered the first six (6) months from the effective date of the CCO agreement executed between the Fund and Vigilant, and $4,000 per month seven (7) onward. During the fiscal period ended October 31, 2019, the Advisor paid $48,597, in the aggregate, for Trustee and CCO fees on the Fund's behalf, as a voluntary waiver of its management fee. Such voluntary waivers are not subject to recoupment by the Advisor.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended October 31, 2019 the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended October 31, 2019:

Purchases	Sales
$1,711,664	$1,623,712

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended October 31, 2019:

Purchases In-	Sales In-
Kind	Kind
$12,172,205	$-

Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended October 31, 2019.

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,905,031	$1,096,265	$(693,529)	$402,736

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

Undistributed Ordinary Income	Undistributed Long-term Gain	Other Accumulated (Loss)	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
$—	$—	$(365,143)	$402,736	$37,593

As of October 31, 2019, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
$(364,481)	$-	Indefinite

Under current tax law, late-year currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred the following late-year currency losses, which will be treated as arising on the first business day of the year ended October 31, 2020:

Late Year Ordinary Loss
$662

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2019, there were no reclassifications made.

The tax character of distributions paid by the Fund during the period ended October 31, 2019 is as follows:

Period Ended October 31, 2019
From Ordinary Income	From Return of Capital
$14,106	$6,644

During the period ended October 31, 2019 the Fund had no realized net capital gains from in-kind redemptions, in which shareholders would have exchanged Fund Shares for securities held by the Fund rather than cash.

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Continued)

NOTE 9 – SUBSEQUENT EVENTS

Effective on December 9, 2019, the Procure Space ETF will voluntarily transfer its primary listing to the NASDAQ Stock Market and will no longer be listed on NYSE Arca, Inc. The transfer is expected to take place on December 6, 2019, after market close. The fund expects to begin trading on the NASDAQ Stock Market on December 9, 2019, after market open, using its current ticker symbol, “UFO”. Shares of the Fund will continue to trade on the NYSE Arca until the transfer is completed.

Also effective as of such date, all references in the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information to “NYSE Arca, Inc. and “NYSE Arca” specific to the listing exchange for the Fund are hereby deleted and replaced with “The Nasdaq Stock Market” and “NASDAQ”, respectively. This change has no effect on the Fund’s investment objective or strategy and is expected to be seamless for shareholders of the Fund.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements through the date the financial statements were issued.

Procure Space ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Procure Space ETF and
Board of Trustees of Procure ETF Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Procure Space ETF (the “Fund”), a series of Procure ETF Trust II, as of October 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period April 10, 2019 (commencement of operations) to October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 23, 2019

Procure Space ETF

SUPPLEMENTARY INFORMATION
October 31, 2019 (Unaudited)

FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
UFO	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Fund Name	Qualified Dividend Income
UFO	100%

Procure Space ETF

SUPPLEMENTARY INFORMATION
October 31, 2019 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.ProcureETFs.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-866-690-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ProcureETFs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-866-690-3837 or by accessing the SEC’s website at www.sec.gov.

Procure Space ETF

SUPPLEMENTARY INFORMATION
October 31, 2019 (Unaudited) (Continued)

Board of Trustees

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Alerian (Chairman, June 2018 to Present);Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016)	1	Horizons Trust ETFs (Independent Trustee); AWA ETFs (Independent Trustee)

Erik A. Liik (1958)	Trustee	Term: Unlimited Served as Trustee: since October 2018	ETF Development & Distribution Consultant (2012 to Present)	1	N/A

James H. Brenner (1984)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Triton Partners (Investor Relations, 2019 to Present); Patria Investments (Business Development/Investor Relations, 2016-2019); PineBridge Investments (Asset Manager, 2010-2016)	1	N/A

Procure Space ETF

SUPPLEMENTARY INFORMATION
October 31, 2019 (Unaudited) (Continued)

Board of Trustees (Continued)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Robert Tull (4) (1952)	Chairman and Trustee	Term: Unlimited Served since October 2018	Procure Holdings LLC (President, 2016 to Present); Robert Tull & Co. (President, 2005 to Present)	1	Virtus ETFs

Other Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Michael Hogan (1982)	Chief Compliance Officer	Term: Unlimited Served since November 2018
Vigilant Compliance, LLC (Director, 2018 to Present); Santander Investment Securities (Vice President, 2018);BMO Capital Markets (Compliance Officer, 2016 to 2018); FINRA (Regulatory Examiner, 2014 to 2016); JP Morgan Chase (Private Client Banker, 2012 to 2014)

Andrew Chanin (1985)	Secretary	Term: Unlimited Served since October 2018	Procure Holdings LLC (Chief Executive Officer, 2016 to Present);PureShares, LLC (CEO/COO 2011 to 2016)

Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since October 2018	ProcureAM LLC (CFO, 2016 to Present); PureShares, LLC (Accountant, 2016 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

Procure Space ETF

PRIVACY POLICY
October 31, 2019 (Unaudited)

ProcureAM has adopted policies and procedures to protect the “nonpublic personal information” of natural person consumers and customers and to disclose to such persons, policies and procedures for protecting that information. Nonpublic personal information includes nonpublic “personally identifiable financial information” plus any list, description or grouping of customers that is derived from nonpublic personally identifiable financial information. Such information may include personal financial and account information, information relating to services performed for or transactions entered into on behalf of clients, advice provided by ProcureAM to clients, and data or analyses derived from such nonpublic personal information. ProcureAM must also comply with the California Financial Information Privacy Act (SB1) if the Firm does business with California consumers.

Regulation S-ID – Applicability of Identity Theft Red Flag Rules

An adviser registered or required to be registered with the SEC that falls within the scope of the SEC's Identity Theft Red Flag Rules (the "Rules") is required to adopt policies and procedures to detect and respond appropriately to identity theft red flags.

An adviser that is a "financial institution" or "creditor" that offers and maintains one or more "covered accounts" is required to adopt and implement a written Identity Theft Prevention Program with respect to all "covered accounts". For purposes of the Rules, identity theft is referred to as a fraud committed or attempted using the identifying information of another person without authority.

The Managing Partners along with the CCO are responsible for reviewing, maintaining and enforcing these policies and procedures to ensure meeting ProcureAM's client privacy goals and objectives while at a minimum ensuring compliance with applicable federal and state laws and regulations.

ProcureAM has adopted the following procedures to implement, review, monitor and ensure the Firm's policy is observed, implemented properly and amended or updated, as appropriate:

ProcureAM maintains safeguards to comply with federal and state standards to guard each client's nonpublic personal information. ProcureAM does not share any nonpublic personal or information on a consolidated basis with any nonaffiliated third parties, except in the following circumstances:

●
As necessary to provide the service that the client has requested or authorized, or to maintain and service the client's account;
●
As required by regulatory authorities or law enforcement officials who have jurisdiction over ProcureAM, or as otherwise required by any applicable law;
●
To the extent reasonably necessary to prevent fraud and unauthorized transactions.

Employees are prohibited, either during or after termination of their employment, from disclosing nonpublic personal information to any person or entity outside ProcureAM, including family members, except under the circumstances described above. An employee is permitted to disclose nonpublic personal information only to such other employees who need to have access to such information to deliver our services to the client.

Advisor
ProcureAM, LLC
16 Firebush Road
Levittown, PA 19056

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Chapman & Cutler LLP
1270 Avenue of the Americas, 30th Floor
New York, NY 10020

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust's level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, Cohen and Company, Ltd., audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2019	FYE 10/31/2018
Audit Fees	$14,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen and Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2019	FYE 10/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2019	FYE 10/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a). Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b). Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed January 8, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date: December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date  December 30, 2019

By (Signature and Title)*/s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer

Date  December 30, 2019

* Print the name and title of each signing officer under his or her signature.